SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

20.   SEGMENT INFORMATION

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

By assessing the qualitative and quantitative criteria established by Accounting Standards Codification (“ASC”) 280, “Segment Reporting”, the Company considers itself to be operating in two reportable segments which comprise of automobile transaction and related services and online ride-hailing platform. The segments are organized based on type of service offered.

The following tables present the summary of each segment’s revenue, loss from operations, loss before income taxes and net loss which is considered as a segment operating performance measure, for the three and nine months ended December 31, 2022 and 2021:

	For the Three Months ended December 31, 2022
	Automobile	Online ride-
	Transaction and	hailing
	Related	platform
	Services	Services	Unallocated	Consolidated
Revenues	$930,625	$810,295	$—	$1,740,920
Interest income	$467	$64	$13	$544
Depreciation and amortization	$429,419	$12,128	$21,638	$463,185
Loss from operations	$(999,958)	$(69,672)	$(259,746)	$(1,329,376)
Loss before income taxes	$(700,414)	$(56,667)	$(229,188)	$(986,269)
Net loss	$(700,414)	$(56,667)	$(229,188)	$(986,269)
Capital expenditure	$1,238,504	$—	$—	$1,238,504

	For the Nine Months ended December 31, 2022
		Online ride-
	Automobile	hailing
	Transaction and	platform
	Related Services	Services	Unallocated	Consolidated
Revenues	$3,353,400	$2,970,518	$—	$6,323,918
Interest income	$1,292	$168	$57	$1,517
Depreciation and amortization	$1,470,335	$47,594	$63,298	$1,581,227
Loss from operations	$(2,854,231)	$(262,097)	$(1,238,849)	$(4,355,177)
Income (loss) before income taxes	$(2,071,478)	$(253,477)	$402,802	$(1,922,153)
Net income (loss)	$(2,071,478)	$(253,477)	$402,802	$(1,922,153)
Capital expenditure	$1,240,404	$—	$—	$1,240,404

	For the three months ended December 31, 2021
		Online ride-
	Automobile	hailing
	Transaction and	platform			Discontinued	Continuing
	related service	services	Unallocated	Total	operations	operations
Revenues	$2,525,893	$1,017,156	$—	$3,543,049	$1,882,930	$1,660,119
Interest income	$618	$72	$81	$771	$288	$483
Interest expense	$16,451	$24	$—	$16,475	$16,475	$—
Depreciation and amortization	$1,425,441	$8,058	$3,179	$1,436,678	$886,651	$550,027
Loss from operations	$(1,289,884)	$(629,177)	$(979,941)	$(2,899,002)	$(390,710)	$(2,508,292)
Income (loss) before income taxes	$(1,069,871)	$(792,769)	$1,735,058	$(127,582)	$(418,355)	$290,773
Net income (loss)	$(1,074,410)	$(792,769)	$1,735,058	$(132,121)	$(418,355)	$286,234
Capital expenditure	$1,321,226	$—	$—	$1,321,226	$—	$1,321,226

	For the nine months ended December 31, 2021
		Online ride-
	Automobile	hailing
	Transaction and	platform			Discontinued	Continuing
	related service	services	Unallocated	Total	operations	operations
Revenues	$6,631,579	$1,617,454	$—	$8,249,033	$5,096,441	$3,152,592
Interest income	$1,198	$785	$389	$2,372	$514	$1,858
Interest expense	$37,587	$6,536	$—	$44,123	$38,251	$5,872
Depreciation and amortization	$4,269,755	$23,135	$9,580	$4,302,470	$2,857,864	$1,444,606
Loss from operations	$(3,606,376)	$(6,358,532)	$(1,813,645)	$(11,778,553)	$(2,182,402)	$(9,596,151)
Income (loss) before income taxes	$(3,520,754)	$(6,649,325)	$2,549,947	$(7,620,132)	$(2,418,757)	$(5,201,375)
Net income (loss)	$(3,525,304)	$(6,649,325)	$2,549,947	$(7,624,682)	$(2,418,757)	$(5,205,925)
Capital expenditure	$3,484,051	$—	$—	$3,484,051	$—	$3,484,051

The accounting principles for the Company’s revenue by segment are set out in Note 3(h).

As of December 31, 2022, the Company’s total assets were comprised of $14,004,591 for automobile transaction and related services, $816,024 for online ride-hailing platform services and $717,978 unallocated.

As of March 31, 2022, the Company’s total assets were comprised of $12,022,387 for automobile transaction and related services, $7,003,867 for online ride-hailing platform services and $851,863 unallocated.

As substantially all of the Company’s long-lived assets are located in the PRC and substantially all of the Company’s revenue is derived from within the PRC, no geographical information is presented.

20.   SEGMENT INFORMATION

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each segment’s revenue, loss from operations, loss before income taxes and net loss which is considered as a segment operating performance measure, for the years ended March 31, 2022 and 2021:

	For the year ended March 31, 2022
	Automobile
	Transaction and	Online ride-
	related	hailing platform			Discontinued	Continuing
	service	services	Unallocated	Total	operations	operations
Revenues	$9,077,761	$2,665,457	$—	$11,743,218	$6,830,116	$4,913,102
Loss from operations	$(3,957,831)	$(6,962,113)	$(3,179,759)	$(14,099,703)	$(2,537,715)	$(11,561,988)
loss before income taxes	$(4,682,007)	$(7,438,693)	$3,771,912	$(8,348,788)	$(2,747,209)	$(5,601,579)
Net income (loss)	$(4,686,573)	$(7,438,693)	$3,771,912	$(8,353,354)	$(2,747,209)	$(5,606,145)

	For the year ended March 31, 2021
		Online ride-
	Automobile	hailing
	Transaction and	platform	Discontinued			Discontinued	Continuing
	Related services	services	P2P Business	Unallocated	Total	operations	operations
Revenues	$5,257,280	$903,254	$7,153	$—	$6,167,687	$3,978,847	$2,188,840
Loss from operations	$(6,126,494)	$(1,894,971)	$(81,285)	$(2,163,082)	$(10,265,832)	$(4,254,403)	$(6,011,429)
loss before income taxes	$(7,009,570)	$(1,703,551)	$(61,976)	$(3,872,915)	$(12,648,012)	$(5,180,919)	$(7,467,093)
Net income (loss)	$(7,024,200)	$(1,703,551)	$(61,976)	$(3,872,912)	$(12,662,639)	$(5,187,214)	$(7,475,425)

The accounting principles for the Company’s revenue by segment are set out in Note 3(g).

As of March 31, 2022, the Company’s total assets were comprised of $12,022,387 for automobile transaction and related services, $7,003,867 for online ride-hailing platform services and $851,863 unallocated.

As of March 31, 2021, the Company’s total assets were comprised of $8,777,138, $7,450,698 and $398,940 for automobile transaction and related services from continuing and discontinued sections, and discontinued operations of P2P Business, respectively, $3,254,822 for online ride-hailing platform services and $2,421,681 unallocated.

As substantially all of the Company’s long-lived assets are located in the PRC and substantially all of the Company’s revenue is derived from within the PRC, no geographical information is presented.